SUBMISSION
TYPE     13F-HR
DOCUMENT-COUNT     1
NOTIFY-INTERNET     linda.stoeltje@tmcdanco.com
SROS     NONE
FILER
CIK     0001104366
CCC     wx#gkfe3
/FILER
PERIOD     12/31/2001
DOCUMENT
TYPE     13F-HR
TEXT
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MCDANIEL TERRY & CO
Address: 2630 Exposition Blvd.
         Suite 300
         Austin, TX  78703

13F File Number:  28-04015

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Terry McDaniel
Title:    President
Phone:    512-495-9500
Signature, Place, and Date of Signing:

    Terry McDaniel    Austin, Texas    February 11, 2002


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:
N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Form 13F Summary Page

Report Summary:

Number of other included managers:      0

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total: $93257 (thousands)

List of Other Included Managers:	none



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      296     5302 SH       SOLE                                       5302
Albertsons Inc.                COM              013104104      326    10355 SH       SOLE                                      10355
American Home Products         COM              026609107      810    13200 SH       SOLE                                      13200
American International Group   COM              026874107     3723    46886 SH       SOLE                                      46886
Automatic Data Processing      COM              053015103     3108    52766 SH       SOLE                                      52766
BP PLC                         COM              055622104     1865    40093 SH       SOLE                                      40093
Bell South                     COM              079860102      262     6860 SH       SOLE                                       6860
Bristol Myers Squibb           COM              110122108     1498    29369 SH       SOLE                                      29369
Canon Inc. ADR                 COM              138006309     1962    55950 SH       SOLE                                      55950
ChevronTexaco                  COM              166751107      451     5033 SH       SOLE                                       5033
Cisco Systems                  COM              17275R102      381    21029 SH       SOLE                                      21029
Citigroup Inc                  COM              172967101     1677    33215 SH       SOLE                                      33215
Coca-Cola                      COM              191216100     2466    52308 SH       SOLE                                      52308
Compass Bancshares Inc.        COM              20449H109     6551   231477 SH       SOLE                                     231477
Dell Computer                  COM              247025109      225     8286 SH       SOLE                                       8286
Donaldson Co.                  COM              257651109     3414    87893 SH       SOLE                                      87893
Dover Corp.                    COM              260003108     2357    63575 SH       SOLE                                      63575
Emerson Electric               COM              291011104     2215    38784 SH       SOLE                                      38784
Exxon Mobil                    COM              30231G102     1692    43060 SH       SOLE                                      43060
General Electric               COM              369604103      839    20935 SH       SOLE                                      20935
H J Heinz Co.                  COM              423074103     1643    39957 SH       SOLE                                      39957
Home Depot                     COM              437076102     1597    31304 SH       SOLE                                      31304
Illinois Tool Works            COM              452308109     3053    45083 SH       SOLE                                      45083
Intel Corp.                    COM              458140100      481    15298 SH       SOLE                                      15298
J.P. Morgan Chase & Co.        COM              46625H100      371    10200 SH       SOLE                                      10200
Johnson & Johnson              COM              478160104     4050    68528 SH       SOLE                                      68528
Luminex Corp                   COM              55027E102      819    48311 SH       SOLE                                      48311
Merck                          COM              589331107     3186    54188 SH       SOLE                                      54188
Microsoft Corp                 COM              594918104     2733    41250 SH       SOLE                                      41250
Minnesota Mining               COM              604059105      252     2130 SH       SOLE                                       2130
Molex Inc.                     COM              608554101     2081    67244 SH       SOLE                                      67244
National Instruments Corp.     COM              636518102      670    17875 SH       SOLE                                      17875
Nokia                          COM              654902204      546    22278 SH       SOLE                                      22278
Nordson Corp.                  COM              655663102     1999    75685 SH       SOLE                                      75685
Oracle Corp.                   COM              68389x105      375    27128 SH       SOLE                                      27128
Pepsico Inc.                   COM              713448108      409     8404 SH       SOLE                                       8404
Pfizer, Inc.                   COM              717081103      909    22822 SH       SOLE                                      22822
Philip Morris                  COM              718154107      273     5950 SH       SOLE                                       5950
Procter & Gamble               COM              742718109     3091    39066 SH       SOLE                                      39066
Reuters Group PLC              COM              76132m102     1247    20780 SH       SOLE                                      20780
Royal Dutch                    COM              780257804     2276    46426 SH       SOLE                                      46426
SBC Communications             COM              78387G103     2387    60941 SH       SOLE                                      60941
San Juan Basin Royalty Trust   COM              798241105     3077   320876 SH       SOLE                                     320876
Schering-Plough                COM              806605101     2216    61870 SH       SOLE                                      61870
Schlumberger Ltd               COM              806857108     1971    35865 SH       SOLE                                      35865
Sigma-Aldrich                  COM              826552101     1966    49875 SH       SOLE                                      49875
Sun Microsystems               COM              866810104      229    18588 SH       SOLE                                      18588
Sysco Corp.                    COM              871829107     2752   104945 SH       SOLE                                     104945
Telefonica de Espana           COM              879382208      700    17458 SH       SOLE                                      17458
Unilever N.V.                  COM              904784709     1882    32660 SH       SOLE                                      32660
Verizon Communications         COM              92343v104      332     6996 SH       SOLE                                       6996
W.W. Grainger                  COM              384802104     2683    55900 SH       SOLE                                      55900
Wal-Mart Stores                COM              931142103     1973    34287 SH       SOLE                                      34287
Weyerhaeuser                   COM              962166104     1040    19225 SH       SOLE                                      19225
Willamette                     COM              969133107     1875    35975 SH       SOLE                                      35975
REPORT SUMMARY		       55 DATA RECORDS		      93257          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

/TEXT
/DOCUMENT
/SUBMISSION
